Ordinary Shares and Structure Section (Details) - USD ($)									12 Months Ended
		Sep. 02, 2025	Jul. 24, 2025	Jul. 02, 2025	Nov. 11, 2024	Mar. 15, 2024	Nov. 10, 2023	Nov. 08, 2023	Sep. 30, 2025		Sep. 30, 2024		Aug. 27, 2025	Jun. 30, 2025	Jun. 27, 2025	Jun. 26, 2025	Apr. 28, 2025	Sep. 30, 2023	May 29, 2023	May 22, 2023	Sep. 30, 2022
Ordinary Shares and Structure Section [Line Items]
Ordinary shares, shares authorized	[1]								500,000,000		500,000,000
Ordinary shares, shares issued	[1]								1,526,113		74,656
Ordinary shares, shares outstanding	[1]								1,526,113		74,656
Ordinary shares, par value (in Dollars per share)		$ 0.2							$ 0.2	[1]	$ 0.2	[1]
Net proceeds from initial public offering (in Dollars)									$ 5,290,000
Purchase of shares issued (in Dollars)	[1]								$ 305,228		$ 14,931
Reverse stock split				200
Percentage of arithmetic average value									105.00%
Number of trading days									20 days
Floor price per share (in Dollars per share)									$ 0.1395
Fair value of gross proceeds (in Dollars)									$ 15,000,000
Subscriber share		100,000,000
Divided shares		500,000,000
Pre Funded Warrant [Member]
Ordinary Shares and Structure Section [Line Items]
Warrants issued to the LLC															16,093,133
Series A Warrant [Member]
Ordinary Shares and Structure Section [Line Items]
Warrants issued to the LLC									21,739,130
Warrants outstanding (in Dollars)									$ 108,696					$ 21,739,130
Weighted-average exercise price (in Dollars per share)									$ 0.69
Fair value of warrants (in Dollars)
Warrants expired
Series B Warrant [Member]
Ordinary Shares and Structure Section [Line Items]
Warrants issued to the LLC									21,739,130							16,093,133
Weighted-average exercise price (in Dollars per share)									$ 1.173
Number of trading days									5 days
Fair value of warrants (in Dollars)									$ 0
Exercise of series B warrant			1,342,522
Globavend Holdings Limited [Member]
Ordinary Shares and Structure Section [Line Items]
Ordinary shares, shares authorized									1,526,213
Expected Term [Member] | Series B Warrant [Member]
Ordinary Shares and Structure Section [Line Items]
Weighted-average remaining life									9 months
Risk Free Interest Rate [Member] | Series B Warrant [Member]
Ordinary Shares and Structure Section [Line Items]
Weighted-average exercise price (in Dollars per share)									$ 4.33
2025-06 Offering [Member] | Series B Warrant [Member]
Ordinary Shares and Structure Section [Line Items]
Warrants outstanding (in Dollars)														$ 21,739,130
Common Stock [Member]
Ordinary Shares and Structure Section [Line Items]
Ordinary shares, shares issued																			1
Ordinary shares, shares outstanding	[2]								1,526,113		74,656							65,625			65,625
Ordinary shares, par value (in Dollars per share)		$ 0.2														$ 0.001	$ 0.001
Net proceeds from initial public offering (in Dollars)									$ 15,000,000
Issuance of new shares	[2]										7,500
Share issued in initial public offering	[2]										1,531
Shares to square gate	[2]								239
Shares related to offering	[2]								108,696
Exercise of series B warrant	[2]								1,342,522
Common Stock [Member] | Globavend Holdings Limited [Member]
Ordinary Shares and Structure Section [Line Items]
Ordinary shares, shares authorized											500,000,000									50,000,000
Ordinary shares, shares issued									1,526,113		74,656									13,125,000
Ordinary shares, shares outstanding									1,526,113		100
Ordinary shares, par value (in Dollars per share)									$ 0.2		$ 0.2									$ 0.001
Pre-split Ordinary Shares [Member]
Ordinary Shares and Structure Section [Line Items]
Reverse stock split									200
ELOC Purchase Agreement [Member] | Common Stock [Member]
Ordinary Shares and Structure Section [Line Items]
Issuance of new shares					47,776
Purchase of shares issued (in Dollars)						$ 20,000,000
Resale od shares that issued						306,123
Reverse stock split						1,531
Shares to square gate					239
Share Subscription Agreement [Member]
Ordinary Shares and Structure Section [Line Items]
Ordinary shares, shares authorized													100
Ordinary shares, par value (in Dollars per share)		$ 0.2											$ 0.2
Subscriber share		2,000,000											100
Shares carrying votes													1,000,000
Divided shares		10,000,000
Univest Securities LLC [Member]
Ordinary Shares and Structure Section [Line Items]
Ordinary shares issued to the LLC																5,645,997
Univest Securities LLC [Member] | Pre Funded Unit [Member]
Ordinary Shares and Structure Section [Line Items]
Warrants issued to the LLC																16,093,133
Price per share (in Dollars per share)																$ 0.689
Univest Securities LLC [Member] | Common Stock [Member]
Ordinary Shares and Structure Section [Line Items]
Price per share (in Dollars per share)																$ 0.69
Reverse Stock Split [Member]
Ordinary Shares and Structure Section [Line Items]
Ordinary shares, shares issued				200
Ordinary shares, par value (in Dollars per share)				$ 0.001
Subscriber share				200
Reverse Stock Split [Member] | Common Stock [Member]
Ordinary Shares and Structure Section [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.2
Initial Public Offering [Member]
Ordinary Shares and Structure Section [Line Items]
Net proceeds from initial public offering (in Dollars)							$ 5,300,000
Issuance of new shares								1,500,000
Initial Public Offering [Member] | Common Stock [Member]
Ordinary Shares and Structure Section [Line Items]
Net proceeds from initial public offering (in Dollars)								$ 3
Issuance of new shares							1,500,000
Share issued in initial public offering								7,500
2025-05 Offering [Member]
Ordinary Shares and Structure Section [Line Items]
Issuance of new shares									21,739,130

[1]	Retrospectively applied for effect of reverse stock split on July 21, 2025.
[2]	Retrospectively applied for effect of Reverse stock split on July 21, 2025.